Basis of Presentation and Summary of Significant Accounting Policies - Estimated Useful Lives (Details)	12 Months Ended
Sep. 30, 2016
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	40 years
Building improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years
Building improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	22 years
Machinery and production equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years
Machinery and production equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	20 years
Support and testing machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years
Support and testing machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	15 years